COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Rental of Premises
Property Subject to or Available for Operating Lease [Line Items]
2016	$ 2,856
2017	2,431
2018	2,724
2019	2,722
2020	2,733
Thereafter	860
Total	14,326
Lease of Motor Vehicles
Property Subject to or Available for Operating Lease [Line Items]
2016	334
2017	160
2018	$ 25
2019
2020
Thereafter
Total	$ 519